Derivatives and Hedging Activities (Effect Of Derivative Instruments On The Consolidated Statements Of Income Non-Designated Derivatives)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (5,346)	[1]	$ (17,516)	[1]	$ (10,324)	[1]
Goldman Sachs interest rate swap [Member] | Interest Rate Swap [Member] | Other income (expense), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (5,346)		$ (17,516)		$ (10,324)

[1]	The loss on interest rate swap agreement represents the change, since the beginning of the reporting period, in the fair value of an interest rate swap which we entered into on June 25, 2009. We are not using hedge accounting to record the interest rate swap, and accordingly, any change in the fair value is immediately recognized in earnings.